Cover	Mar. 12, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The Company is filing this First Amendment on Form 8-K/A to reflect a restatement of the Company’s IPO Balance Sheet, to reclassify a portion of its public shares from permanent equity to temporary equity.
Document Period End Date	Mar. 12, 2021
Entity File Number	001-39560
Entity Registrant Name	VECTOR ACQUISITION CORPORATION II
Entity Central Index Key	0001842386
Entity Tax Identification Number	98-1575612
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	One Market Street
Entity Address, Address Line Two	Steuart Tower
Entity Address, Address Line Three	23rd Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	(415)
Local Phone Number	293-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	VAQC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false